Shareholders' Equity - Share Capital and Other Contributed Capital (Details) - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in equity
Opening balance equity attributable to equity holders of the Parent Company	kr 1,008,281
Total registered shares at the beginning of period	52,341,584	49,941,584	49,941,584
New issue of shares during the period		0	2,400,000
Outstanding of shares during the period	830,586	0
Total registered shares at the end of period	53,172,170	49,941,584	52,341,584
Share capital at the end of period	kr 2,094	kr 1,998	kr 2,094
Equity attributable to equity holders of the Parent Company	871,142	1,089,545	1,008,281	kr 1,210,491
Non-controlling interests		36,238			kr 45,809
Closing balance equity	kr 871,142	kr 1,125,783	kr 1,008,281